Note 10 - Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Amount
Fiscal year ending January 31:
2013	$1,979,000
2014	2,025,000
2015	1,701,000
2016	1,562,000
2017	1,450,000
Thereafter	6,750,000
$15,467,000

Amount
Fiscal year ending January 31:
2014	$626,602
2015	195,852
2016	126,000
2017	73,500
Thereafter	-
Total	$1,021,954

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Capital Leases
2013	$44,000
2014	67,000
2015	67,000
2016	67,000
2017	31,271
Thereafter	-
Total minimum lease payments	276,271
Less amount representing interest	53,373
Present value of capital lease obligations	222,898
Less current portion	72,022
Non-current portion	$150,876

Other Commitments [Table Text Block]

2013	$9,103,000
2014	11,189,000
2015	12,757,000
Total minimum revenue share commitments	$33,049,000